Directors’ and key management personnel remuneration	12 Months Ended
Dec. 31, 2025
Disclosure Of Directors And Key Management Remuneration [Abstract]
Directors’ and key management personnel remuneration	Directors’ and key management personnel remuneration Directors
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the Directors of the parent companies was as follows.

	2025 US$’000	2024 US$’000	2023 US$’000
Emoluments	10,740	8,369	7,461
Long-term incentive plans	1,717	8,746	8,746
	12,457	17,115	16,207
Pension contributions to defined contribution plans by Rio Tinto plc	30	26	20
Pension contributions to defined contribution plans by Rio Tinto Limited	–	–	–
Aggregate remuneration, including pension contributions	12,487	17,141	16,227

Incurred by:
Rio Tinto plc	11,406	16,185	15,184
Rio Tinto Limited	1,081	956	1,043
	12,487	17,141	16,227
(a)Emoluments have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Key management personnel
The Group defines key management personnel as the Directors and certain members of the Executive Committee, specifically the Executive
Directors and product group Chief Executive Officers.
During 2025, no Directors (2024: nil; 2023: nil) accrued retirement benefits under defined benefit arrangements, and 3 Directors (2024: 2;
2023: 2) accrued retirement benefits under defined contribution arrangements.
Aggregate compensation, representing the expense recognised under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including Directors, was as follows.

	2025 US$'000	2024 US$'000	2023 US$'000
Short-term employee benefits and costs	19,347	19,928	16,159
Post-employment benefits	109	186	155
Employment termination benefits	—	–	155
Share-based payments	15,689	14,724	10,305
Total(a)	35,145	34,838	26,774
(a)The figures shown above include employment costs which cover social security and accident premiums in Canada, the UK and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$1,968,000 (2024: US$2,316,000; 2023: US$1,321,000).